Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2022
	(in thousands)
Indirect tax receivables and related prepaid expenses	$39,030	$43,293
Prepaid expenses	6,271	7,847
Other	1,267	764
Prepaid expenses and other current assets	46,568	51,904